UNITED STATESSECURITIES AND EXCHANGE COMMISSIONWashington, DC 20549FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTEREDMANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

805 Third Avenue, 18th FloorNew York, NY 10022(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC450 Wireless Blvd., Hauppauge, NY 11788(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 10/31

Date of reporting period: 07/31/11

Item 1. Schedule of Investments.

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011

Shares	Type	Fair Value ($)
	COMMON STOCKS - 53.4%
	AUTO MANUFACTURERS - 1.4%
85,188	Ford Motor Co. (a,b)	$ 1,040,145

	AUTO PARTS & EQUIPMENT - 2.0%
24,375	Visteon Corp. (a,b)	1,528,312

	BANKS - 5.0%
9,360	First Southern Bancorp Inc. (a)	107,640
19,481	Goldman Sachs Group Inc. (b)	2,629,351
24,419	JPMorgan Chase & Co. (b)	987,749
		3,724,740
	CHEMICALS - 5.1%
37,282	LyondellBasell Industries NV (b)	1,471,148
24,900	Mosaic Co. (b)	1,760,928
12,120	WR Grace & Co. (a,b)	611,333
		3,843,409
	COMPUTERS - 1.4%
30,501	Hewlett-Packard Co. (b)	1,072,415

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
48,798	NYSE Euronext (b)	1,632,781

	ELECTRONICS - 3.5%
74,704	TE Connectivity Ltd. (b)	2,572,059

	FOOD - 2.9%
12,200	Corn Products International Inc. (b)	620,858
18,282	Ralcorp Holdings Inc. (a,b)	1,581,393
		2,202,251
	HEALTHCARE-PRODUCTS - 6.3%
24,643	Kinetic Concepts Inc. (a,b)	1,649,602
17,107	Synthes Inc. - 144a	3,079,781
		4,729,383
	MINING - 4.0%
60,978	Southern Copper Corp. (b)	2,083,008
61,001	Stillwater Mining Co. (a,b)	933,315
		3,016,323
	MISCELLANEOUS MANUFACTURER - 1.8%
24,393	ITT Corp. (b)	1,301,123

	OIL & GAS - 6.5%
24,409	Anadarko Petroleum Corp. (b)	2,015,207
24,400	ConocoPhillips	1,756,556
24,400	Marathon Petroleum Corp. (b)	1,068,476
		4,840,239
	PACKAGING & CONTAINERS - 2.2%
73,207	Sealed Air Corp. (b)	1,576,147

	PHARMACEUTICALS - 5.2%
30,526	Cephalon Inc. (a,b)	2,440,248
12,200	Medco Health Solutions Inc. (a,b)	767,136
24,887	Pharmaceutical Product Develop (a)	717,492
		3,924,876
	PIPELINES - 1.3%
48,777	El Paso Corp. (b)	1,002,367

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011

Shares	Type	Fair Value ($)
	RETAIL - 2.6%
36,559	CVS Caremark Corp. (b)	$ 1,328,920
170,811	Office Depot Inc. (a,b)	645,666
		1,974,586
	TOTAL COMMON STOCK ( Cost - $40,647,587)	39,981,156

	PREFERRED STOCK - 0.8%
	BANKS - 0.0%
16	First Southern Bancorp Inc. (a)	7,200

	LIFE/HEALTH INSURANCE - 0.8%
23,918	Universal American Spin Corp. (a)	597,950

	TOTAL PREFERRED STOCK ( Cost - $613,950)	605,150

	PRIVATE PLACEMENTS - 2.1%
551,001	JAM Recovery Fund LP (c,d,e)	586,177
56,855	SJB Escrow Corp. - Class A 144A (a,b,c,d,e)	1,023,390
	PRIVATE PLACEMENTS (Cost $1,688,101)	1,609,567

	WARRANTS - 1.9%
73,203	Bank of America Corp. (a,b)	322,825
85,459	JPMorgan Chase & Co. (a,b)	1,141,732
	TOTAL WARRANTS (Cost $1,544,959)	1,464,557

Par Value
	BANK LOANS - 5.2%
3,101,000	Tribune TL B, 5.25%, 6/4/14 (c,f)	2,133,488
912,000	WR Grace Bank Debt, 5/16/03 (c,f)	1,742,300
	BANK LOANS (Cost $3,931,747)	3,875,788

	CORPORATE BONDS - 5.1%
475,000	Anglo Irish Bank Corp. Ltd. 0.38%, 11/2/11	368,422
529,211	CIT Group Inc. 7%, 5/1/17 (b)	530,142
1,004,211	CIT Group Inc. 7%, 5/1/16 (b)	1,006,471
4,776,000	Lehman Brothers Holdings Inc. 5.625%, 1/24/13 (b,f)	1,282,356
732,000	NewPage Corp. 11.375%, 12/31/14 (b)	662,460
	TOTAL CORPORATE BONDS ( Cost - $3,482,870)	3,849,851

Contracts (g)
	PURCHASED OPTIONS - 3.5%
	Call Options - 3.0%
976	BP Plc - ADR January 2012 @ 40	634,400
122	Goldman Sach Group Inc. January 2012 @ 160	30,744
56,271,000	Hong Kong Dollar May @ 7.725	585,218
732	Williams Cos. Inc. January 2012 @ 25	530,700
1,220	Williams Cos. Inc. January 2012 @ 30	453,840
		2,234,902
	Put Options - 0.5%
2,440	SPDR August 2011 @ 125	370,880

	TOTAL OPTIONS ( Cost - $2,637,857)	2,605,782
Shares
	SHORT-TERM INVESTMENT - 29.0%
21,700,475	Union Bank of California Money Market Sweep (b)	21,700,475
	TOTAL SHORT-TERM INVESTMENT ( Cost - $21,700,475)

	TOTAL INVESTMENTS IN SECURITIES - 101.0% ( Cost - $76,247,546)	75,692,326

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011

Shares	Type	Fair Value ($)
	INVESTMENTS IN SECURITIES AND EXCHANGE TRADED FUNDS SOLD SHORT

	SECURITIES SOLD SHORT - (-4.3%)
12,200	BP PLC - ADR	$ (554,368)
22,930	Deutsche Boerse AG	(1,686,865)
9,882	Express Scripts Inc.	(536,197)
7,277	Johnson & Johnson	(471,477)
	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,338,994)	(3,248,907)

	EXCHANGE TRADED FUNDS SOLD SHORT - (-22.8%)
48,802	Energy Select Sector SPDR Fund	(4,779,668)
49,803	iShares Lehman 20+ Year Treasury	(3,966,809)
49,803	iShares Russell 2000 Index Fund	(6,427,077)
24,401	SPDR S&P 500 ETF Trust	(1,867,165)
	EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $17,293,321)	(17,040,719)

Contracts (g)	WRITTEN OPTIONS - (-0.6%)
	Call Option
976	BP Plc January 2012 @ 50	(143,472)
122	Goldman Sachs Group Inc. January 2012 @ 175	(10,980)
1,952	William Cos Inc. January 2012 @ 35	(325,984)
	TOTAL WRITTEN OPTIONS (Premium received $564,808)	(480,436)

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN SECURITIES
	SOLD SHORT - 73.3% ( Cost - $55,050,424) (h,i)	$ 54,922,264
	ASSETS LESS OTHER LIABILITIES - 26.7%	19,985,692
	NET ASSETS - 100.0%	$ 74,907,956

(a)	Non incoming producing
(b)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet
	purchased, aggregating a total market value of $37,595,071.
(c)	Fair Value Security. These securities represent 6.3% of the net assets as of July 31, 2011
(d)	Security restricted as to resale or transfer
(e)	Illiquid security
(f)	Security in default
(g)	Each Contract equivalent to 100 shares. Hong Kong contract is equivalent to 1 HK$
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
	Topic 820 of the Accounting Standards Codification ('ASC 820').
(i)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including
	proceeds from securities sold short, exchange traded Funds sold short and written options, is substantially the
	same and differs from market value by net appreciation of securities as follows

	Gross unrealized appreciation	$ 2,091,399
	Gross unrealized depreciation	(2,219,559)
	Net unrealized depreciation	$ (128,160)

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments
July 31, 2011 (Unaudited)

The Fund has entered into the following equity contract for difference swaps with Goldman Sachs International as of July 31, 2011.

					Net Unrealized
	Equity Security	Interest Rate/			Appreciation/
Notional Amount	Received	Equity Security Paid	Termination Date		(Depreciation)
GBP 688,697, (85,402 shares) Market Value		One week LIBOR	July 2021		$ (9,019)
	Appreciation on:	plus 30 bps plus
	Charter PLC	Market Value
		Depreciation on
		Charter PLC

GBP 186,913, (48,789 shares) Market Value		One week LIBOR	July 2021		$ 10,846
	Appreciation on:	plus 30 bps plus
	Misys PLC	Market Value
		Depreciation on
		Misys PLC

			Long	Short	Percentage
% OF TOTAL INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY
United States of America			$ 48,995,004	$ (18,385,357)	92.14%
Switzerland			2,572,059		7.74%
Hong Kong			585,218		1.76%
Netherlands			1,471,148		4.43%
Ireland			368,422		1.11%
Germany			-	(1,686,865)	-5.08%
Britain			-	(697,840)	-2.10%
TOTAL % OF INVESTMENTS IN SECURITIES AND EXCHANGE TRADEDFUNDS BY COUNTRY
			$ 53,991,851	$ (20,770,062)	100.00%

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities

	Level 1		Level 2		Level 3	Total
Assets *	Investment Securities	Other Financial Instruments*	Investment Securities	Other Financial Instruments*	Investment Securities	Investment Securities	Other Financial Instruments
Common Stocks (1)	$ 39,981,156	$ -	$ -	$ -	$ -	$ 39,981,156	$ -
Preferred Stocks (1)	605,150	-	-	-	-	$ 605,150	$ -
Private Placements	-	-	-	-	1,609,567	$ 1,609,567	$ -
Warrants	1,464,557	-	-	-	-	$ 1,464,557	$ -
Bank Loans	-	-	-	-	3,875,788	$ 3,875,788	$ -
Corporate Bonds	-	-	3,849,851	-	-	$ 3,849,851	$ -
Purchased Options	2,605,782	-	-	-	-	$ 2,605,782	$ -
Short Term Investment	21,700,475	-	-	-	-	$ 21,700,475	$ -
Liabilities	-	-	-	-	-	$ -	$ -
Securities Sold Short (1)	(3,248,907)	-	-	-	-	$ (3,248,907)	$ -
Exchange Traded Funds Sold Short (1)	(17,040,719)	-	-	-	-	$ (17,040,719)	$ -
Written Options	(480,436)	-	-	-	-	$ (480,436)	$ -
Swaps	-	-	-	1,827	-	$ -	$ 1,827
Money Market Funds	$ 76,983,302	$ -	$ 3,849,851	$ 1,827	$ 5,485,355	$ 54,922,264	$ 1,827

* Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments. These instruments are valued at the unrealized appreciation/depreciation on the instrument.

(1)Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio
Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments	Balances as of October 31, 2010	Change in Unrealized Appreciation/ Depreciation*	Net Purchases (Sales)	Balance as of July 31, 2011
Private Placements	$ 1,970,519	$ (78,534)	$ (282,418)	$ 1,609,567
Bank Loans	11,562,248	(55,959)	$ (7,630,501)	3,875,788
	$ 13,532,767	$ (134,493)	$ (7,912,919)	$ 5,485,355
* Relates only to investments still held as of July 31, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Central Park Group Multi-Event Fund

By (Signature and Title)	_________________________________
Mitchell A. Tanzman, Principal Executive Officer

Date: _________9/26/2011____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	_________________________________
Mitchell A. Tanzman, Principal Executive Officer

Date: _________9/26/2011____

By (Signature and Title) _______________________________
Michael Mascis, Principal Accounting Officer

Date: _________9/26/2011____